AB Cap Fund, Inc.

AB Sustainable US Thematic Portfolio

Portfolio of Investments

March 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.3%
Information Technology – 32.2%
Communications Equipment – 4.6%
Ciena Corp.(a)	48,394	$2,934,128
Lumentum Holdings, Inc.(a)	39,053	3,811,573

		6,745,701

Electronic Equipment, Instruments & Components – 6.8%
Flex Ltd.(a)	207,189	3,843,356
Keysight Technologies, Inc.(a)	17,517	2,767,161
TE Connectivity Ltd.	25,076	3,284,454

		9,894,971

IT Services – 4.9%
Block, Inc. - Class A(a)	16,325	2,213,670
Maximus, Inc.	25,919	1,942,629
Visa, Inc. - Class A	13,319	2,953,755

		7,110,054

Semiconductors & Semiconductor Equipment – 7.6%
Monolithic Power Systems, Inc.	6,677	3,242,885
NVIDIA Corp.	10,081	2,750,702
NXP Semiconductors NV	16,164	2,991,633
Wolfspeed, Inc.(a) (b)	18,554	2,112,558

		11,097,778

Software – 5.9%
Adobe, Inc.(a)	5,736	2,613,436
ANSYS, Inc.(a)	6,026	1,914,159
Microsoft Corp.	13,374	4,123,338

		8,650,933

Technology Hardware, Storage & Peripherals – 2.4%
Apple, Inc.	20,203	3,527,646

		47,027,083

Health Care – 21.1%
Health Care Equipment & Supplies – 8.9%
Alcon, Inc.	41,099	3,260,383
Becton Dickinson and Co.	15,497	4,122,202
Koninklijke Philips NV (ADR)	60,632	1,851,095
STERIS PLC	15,444	3,733,896

		12,967,576

Health Care Providers & Services – 3.4%
Laboratory Corp. of America Holdings(a)	9,186	2,421,981
UnitedHealth Group, Inc.	4,903	2,500,383

		4,922,364

Life Sciences Tools & Services – 8.8%
Bio-Rad Laboratories, Inc. - Class A(a)	5,202	2,929,922
Bruker Corp.	40,357	2,594,955
Danaher Corp.	14,690	4,309,018

Company	Shares	U.S. $ Value

West Pharmaceutical Services, Inc.	7,445	$3,057,736

		12,891,631

		30,781,571

Industrials – 19.0%
Aerospace & Defense – 1.8%
Hexcel Corp.	44,990	2,675,555

Building Products – 3.6%
Owens Corning	32,855	3,006,233
Trex Co., Inc.(a)	33,989	2,220,501

		5,226,734

Commercial Services & Supplies – 4.9%
Tetra Tech, Inc.	17,895	2,951,601
Waste Management, Inc.	26,159	4,146,202

		7,097,803

Electrical Equipment – 5.0%
Rockwell Automation, Inc.	11,753	3,291,192
Vestas Wind Systems A/S (Sponsored ADR)	403,716	3,980,640

		7,271,832

Machinery – 3.7%
Deere & Co.	9,361	3,889,121
Xylem, Inc./NY	18,525	1,579,442

		5,468,563

		27,740,487

Financials – 10.0%
Banks – 2.7%
SVB Financial Group(a)	7,166	4,009,019

Capital Markets – 4.9%
Intercontinental Exchange, Inc.	26,948	3,560,370
MSCI, Inc. - Class A	7,076	3,558,379

		7,118,749

Insurance – 2.4%
Aflac, Inc.	55,263	3,558,384

		14,686,152

Consumer Discretionary – 6.8%
Auto Components – 1.4%
Aptiv PLC(a)	16,865	2,018,909

Household Durables – 1.6%
TopBuild Corp.(a)	13,017	2,361,154

Specialty Retail – 1.6%
Home Depot, Inc. (The)	8,005	2,396,137

Textiles, Apparel & Luxury Goods – 2.2%
NIKE, Inc. - Class B	23,343	3,141,034

		9,917,234

Company	Shares	U.S. $ Value

Utilities – 4.3%
Electric Utilities – 2.5%
NextEra Energy, Inc.	43,730	$3,704,368

Water Utilities – 1.8%
American Water Works Co., Inc.	15,964	2,642,521

		6,346,889

Real Estate – 1.9%
Equity Real Estate Investment Trusts (REITs) – 1.9%
SBA Communications Corp.	7,933	2,729,745

Total Common Stocks (cost $90,172,183)		139,229,161

SHORT-TERM INVESTMENTS – 3.3%
Investment Companies – 3.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.19%(c) (d) (e) (cost $4,902,497)	4,902,497	4,902,497

Total Investments Before Security Lending Collateral for Securities Loaned – 98.6% (cost $95,074,680)		144,131,658

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio Class AB, 0.19%(c) (d) (e) (cost $1,982,527)	1,982,527	1,982,527

Total Investments – 100.0% (cost $97,057,207)(f)		146,114,185
Other assets less liabilities – 0.0%		5,920

Net Assets – 100.0%		$146,120,105

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	Affiliated investments.
(f)

As of March 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $49,990,848 and gross unrealized depreciation of investments was $(933,870), resulting in net unrealized appreciation of $49,056,978.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Cap Fund, Inc.

AB Sustainable US Thematic Portfolio

March 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks^	$139,229,161	$-0-	$-0-	$139,229,161
Short-Term Investments:
Investment Companies	4,902,497	-0-	-0-	4,902,497
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,982,527	-0-	-0-	1,982,527

Total Investments in Securities	146,114,185	-0-	-0-	146,114,185
Other Financial Instruments*	-0-	-0-	-0-	-0-

Total	$146,114,185	$-0-	$-0-	$146,114,185

^	See Portfolio of Investments for sector classifications.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended March 31, 2022 is as follows:

Fund	Market Value 12/31/21 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/22 (000)	Dividend Income (000)
Government Money Market Portfolio	$14,083	$35,131	$44,312	$4,902	$1
Government Money Market Portfolio**	1,982	13,677	13,677	1,982	0	*
Total				$6,884	$1

*	Amount is less than $500.
**	Investment of cash collateral for securities lending transactions.